Christopher J. Madin Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel: 860-534-6087 christopher.madin@prudential.com

June 30, 2023

Alberto H. Zapata, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management - Disclosure Review and Accounting Office
100 F Street NE
Washington DC 20549

Re:
PruLife® Custom Premier II submission
Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”)
Pruco Life of New Jersey Variable Appreciable Account
Registration Nos. 333-229277 and 811-03974

Mr. Zapata:

We are filing Post-Effective Amendment No. 5 and Amendment No. 233 to the above-referenced registration statement on Form N-6. This amendment is being filed pursuant to Rule 485(a), solely for the purpose of including in this registration statement a new Prospectus relating to certain new features. This amendment does not amend or delete the currently effective PruLife® Custom Premier II (“CPII-2019”) Prospectus, Statements of Additional Information, or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. CPII-2019 has been offered continuously since it was declared effective on May 1, 2019. Once this amendment becomes effective, and subject to state approval, this new version of PruLife® Custom Premier II (“CPII-2023”) will replace CPII-2019 for new offers and sales.

PruLife® Custom Premier II is issued by Pruco Life of New Jersey and one of its separate accounts, the Pruco Life of New Jersey Variable Appreciable Account (the “Account”). The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-8B-2, Registration No. 811-03974.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the PruLife® Custom Premier II design as listed below. Except as disclosed below, the disclosure set forth in this registration statement is not substantially different from disclosure previously filed and approved by the Commission in relation to PruLife® Custom Premier II.

In order to assist with the review, we are providing you with a courtesy copy of the registration statement and a comparison document. The comparison document includes the Prospectus, Statement of Additional Information, and Initial Summary Prospectus for this registration statement compared to the same documents in the most recent CPII-2019 485(b) filing. The differences are color-coded to highlight the changes that we have made in this filing. New text has been underlined and deleted text is represented with a "—" through the deleted text.

The significant differences between CPII-2023 and CPII-2019 reflect changes to the product's charges and expenses, available investment options, and the addition of the BenefitAccess Rider, among other modifications. The comparison document also reflects additional non-material changes that were made to ensure consistency with the formatting used in with our most recent N-6 filing for Prudential FlexGuard® Life IVUL (Registration No. 333-265486).

To meet Pruco Life of New Jersey’s internal product launch deadline we would appreciate Staff comments within forty-five (45) calendar days of this initial filing. After receiving and addressing staff comments, we will file a Post-Effective Amendment to the Registration Statement that will include, among other things, financial statements of the Depositor and Registrant, iXBRL tags, applicable opinions and consents, powers of attorney, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (860) 534-6087 (office) or (860) 459-2006 (cell).

Respectfully yours,

/s/ Christopher J. Madin	June 30, 2023

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

Via EDGAR